Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 2,394	$ 2,729	$ 18,771
Taxes receivable	8,131
Prepaid expense		424,745
Total current assets	10,525	427,474	18,771
Property and equipment, net	2,967	2,300	1,694
Total assets	13,492	429,774	20,465
Current liabilities
Accounts payable and accrued liabilities	54,220	70,062	251,679
Non-redeemable convertible notes, net	73,329	489,610	164,763
Due to related party		52,671	41,734
Notes payable		127,853	258,995
Convertible note, net	14,578
Derivative liabilities	271,229
Total current liabilities	413,356	740,196	717,171
Long-term liabilities
Promissory note	76,263
Promissory notes - related party	172,874
Non-redeemable convertible notes, net	633,491
Total long-term liabilities	882,628
Total liabilities	1,295,984	740,196	717,171
Commitments and Contingencies
Stockholder's deficit
Preferred stock; $0.001 par value; 1,000,000 shares authorized, 0 issued and outstanding
Common stock; $0.0001 par value; 3,000,000,000 shares authorized, 299,250 and 152,199 and 812 shares issued and outstanding, respectively	31	16
Shares to be issued		345,174	469,218
Additional paid-in capital	35,077,063	31,895,258	23,288,538
Accumulated deficit	(36,359,586)	(32,550,870)	(24,454,462)
Total stockholders' deficit	(1,282,492)	(310,422)	(696,706)
Total liabilities and stockholders' deficit	$ 13,492	$ 429,774	$ 20,465